2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of working capital, loss and deficit
	2022	2021	2020

Working capital	$1,142,219	$1,534,315	$1,939,676
Loss for the year	(34,405,463)	(643,227)	(1,061,028)
Deficit	(74,926,656)	(40,521,193)	(39,877,966)